Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	€ (39,396)	€ (40,196)	€ (38,848)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(36,238)	(37,024)	(35,633)
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(35,993)	(36,638)	(35,348)
Operating segments [member] | Telecom activities, operating segment [member] | Trade payables | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(11,596)	(11,551)	(11,163)
Operating segments [member] | Telecom activities, operating segment [member] | Financial debt | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(35,702)	(36,630)	(35,339)
Operating segments [member] | Telecom activities, operating segment [member] | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	(615)	(105)	(64)
Operating segments [member] | Telecom activities, operating segment [member] | Other financial liabilities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ (291)	€ (8)	€ (9)